MML SERIES INVESTMENT FUND

MML Income & Growth Fund

Supplement dated August 6, 2014 to the

Prospectus dated May 1, 2014 and the

Summary Prospectus dated May 1, 2014

This supplement provides new and additional information beyond that contained in the Prospectus and the Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and the Summary Prospectus, and any previous supplements.

The following information supplements the information found under the heading Portfolio Managers in the section titled Management (page 63 in the Prospectus).

Tony DeSpirito is a Managing Director at BlackRock. He has managed the Fund since August 2014.

The following information supplements the information for BlackRock Investment Management, LLC found under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds on page 112 of the Prospectus:

Tony DeSpirito

is jointly responsible for the day-to-day management of the MML Income & Growth Fund’s portfolio. Mr. DeSpirito has been a Managing Director of BlackRock, Inc. since 2014. Previously, he was a Managing Principal, Portfolio Manager and Member of the Executive Committee of Pzena Investment Management from 2009 to 2014.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

L7352-14-08

IG-14-01

MML SERIES INVESTMENT FUND

Supplement dated August 6, 2014 to the

Statement of Additional Information dated May 1, 2014

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

The following information supplements the information for BlackRock Investment Management, LLC found on page B-170 in the section titled Appendix C – Additional Portfolio Manager Information:

The portfolio managers of MML Income & Growth are Robert Shearer, Kathleen M. Anderson, David J. Cassese, and Tony DeSpirito.

Other Accounts Managed:

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*

Tony DeSpirito	0	$0	0	$0
Registered investment companies**	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

*	The information provided is as of August 4, 2014.
**	Does not include MML Income & Growth.

The following information replaces similar information for BlackRock Investment Management, LLC found on page B-170 in the section titled Appendix C – Additional Portfolio Manager Information:

Ownership of Securities:

As of August 4, 2014, the portfolio managers did not own any shares of MML Income & Growth.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI L7352-14-03